Convertible loans - Narrative (Details) - USD ($) $ in Millions	Aug. 15, 2022	Jun. 30, 2023	May 19, 2020	Apr. 24, 2020
Disclosure of detailed information about borrowings [line items]
Exchange Of Convertible Notes For Warrants	$ 115.0
Convertible Notes, Value Converted	117.3
Loss on extinguishment	$ (42.1)
Warrants, Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	4,412,840
Warrants, Tranche Two
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	2,390,297
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 120.0
Borrowings, maximum borrowing capacity				$ 115.0
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 65.0	65.0
Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Borrowings				50.0
Borrowings, maximum borrowing capacity				$ 50.0
Senior Secured Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 111.2